Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Schwab U.S. REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. REIT ETF
Average Annual Return, Percent	[1],[2]	13.75%	3.71%	3.83%
Schwab Fundamental U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Broad Market ETF
Average Annual Return, Percent	[1],[2]	15.74%	16.55%	11.32%
Schwab Fundamental U.S. Large Company ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Large Company ETF
Average Annual Return, Percent	[1],[2]	16.42%	16.84%	11.57%
Schwab Fundamental U.S. Small Company ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Small Company ETF
Average Annual Return, Percent	[1],[2]	7.00%	12.52%	8.14%
Schwab Fundamental International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Equity ETF
Average Annual Return, Percent	[1],[2],[3]	8.24%	10.63%	5.81%
Schwab Fundamental International Small Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Small Equity ETF
Average Annual Return, Percent	[1],[2],[3]	7.50%	7.31%	5.18%
Schwab Fundamental Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Emerging Markets Equity ETF
Average Annual Return, Percent	[1],[2],[3]	16.43%	8.09%	5.83%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000® Index
Average Annual Return, Percent		17.53%	16.12%	12.36%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000® Index
Average Annual Return, Percent		18.11%	16.54%	12.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	S&P 500® Index
Average Annual Return, Percent		18.41%	16.85%	12.98%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9]	MSCI EAFE® Index (Net)
Average Annual Return, Percent	[9]	8.77%	8.70%	5.28%
MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[9]	10.07%	4.26%	3.49%
Dow Jones Equity All REIT Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Dow Jones Equity All REIT Capped Index
Average Annual Return, Percent		13.87%
REIT Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REIT Spliced Index
Average Annual Return, Percent		13.87%	3.77%	3.91%
RAFI Fundamental High Liquidity US All Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	RAFI Fundamental High Liquidity US All Index
Average Annual Return, Percent	[12]	16.01%
Fundamental US All Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US All Spliced Index
Average Annual Return, Percent		16.03%	16.82%	11.59%
Russell RAFI™ US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Index
Average Annual Return, Percent		15.85%	16.79%	11.57%
RAFI Fundamental High Liquidity US Large Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	RAFI Fundamental High Liquidity US Large Index
Average Annual Return, Percent	[13]	16.70%
Fundamental US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Large Spliced Index
Average Annual Return, Percent		16.72%	17.12%	11.84%
Russell RAFI™ US Large Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Large Company Index
Average Annual Return, Percent		16.61%	17.10%	11.83%
RAFI Fundamental High Liquidity US Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	RAFI Fundamental High Liquidity US Small Index
Average Annual Return, Percent	[14]	7.24%
Fundamental US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Small Spliced Index
Average Annual Return, Percent		7.23%	12.69%	8.35%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		6.69%	9.39%	7.23%
Russell RAFI™ US Small Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Small Company Index
Average Annual Return, Percent		6.51%	12.54%	8.27%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[15]	RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Average Annual Return, Percent	[9],[15]	8.30%
Russell RAFI Developed ex US Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Developed ex US Large Company Index (Net)
Average Annual Return, Percent	[9]	8.37%	10.70%	5.87%
Fundamental Developed ex US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent		8.26%	10.67%	5.86%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[16]	RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Average Annual Return, Percent	[9],[16]	7.90%
Fundamental Developed ex US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent		7.82%	7.59%	5.45%
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	S&P Developed ex-U.S. Small Cap Index (Net)
Average Annual Return, Percent	[9]	5.33%	5.44%	4.55%
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Developed ex US Small Company Index (Net)
Average Annual Return, Percent	[9]	7.67%	7.56%	5.44%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[17]	RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Average Annual Return, Percent	[9],[17]	17.03%
Russell RAFI Emerging Markets Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell RAFI™ Emerging Markets Large Company Index (Net)
Average Annual Return, Percent	[9]	16.75%	8.42%	6.31%
Fundamental Emerging Markets Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent		16.90%	8.44%	6.32%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 3000® Index. The Russell 3000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[6]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[8]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[9]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[10]	Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[11]	The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
[12]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[13]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[14]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[15]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[16]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[17]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.